OTHER INVESTMENTS (Table)	12 Months Ended
Dec. 31, 2018
OTHER INVESTMENTS
Schedule of other investments

		December 31,	December 31,
	Category	2018	2017
Notes	At amortized cost	15,327	—
Deposits	At amortized cost	139	9
Loans and unquoted notes	At amortized cost	12	621
Other	At amortized cost	1,397	1,323
Other investments (Gross)		16,875	1,953
Allowance for ECL		(2)	—
Total other investments		16,873	1,953